Condensed Financial Information of the Parent Company Only (Tables)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of the Parent Company Only
Schedule of Condensed Balance Sheets
Condensed Balance Sheets
	December 31,
(in thousands)	2016	2015
Assets
Cash and due from bank subsidiaries	$3,945	$4,971
Investment in equity securities	1,486	1,486
Investment in subsidiaries	139,686	134,099
Deferred tax asset	2,558	2,116
Other assets	23	7
Total assets	$147,698	$142,679
Liabilities and Stockholders’ Equity
Subordinated notes	$49,486	$49,486
Other liabilities	7,195	5,907
Stockholders’ equity	91,017	87,286
Total liabilities and stockholders’ equity	$147,698	$142,679

Schedule of Condensed Statements of Income
Condensed Statements of Income
	For the Years Ended December 31,
	2016	2015	2014
Income
Interest and dividends received from subsidiaries	$46	$1,039	$2,538
Total income	46	1,039	2,538
Expenses
Interest on subordinated notes	1,494	1,293	1,264
Other	2,039	2,138	1,730
Total expenses	3,533	3,431	2,994
Income before income tax benefit and equity in undistributed income of subsidiaries	(3,487)	(2,392)	(456)
Income tax benefit	1,337	1,065	1,100
Equity in undistributed income of subsidiaries	9,432	9,926	7,010
Net income	$7,282	$8,599	$7,654

Schedule of Condensed Statements of Cash Flows
Condensed Statements of Cash Flows
	For the Years Ended December 31,
(in thousands)	2016	2015	2014
Cash flows from operating activities:
Net income	$7,282	$8,599	$7,654
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed income of subsidiaries	(9,432)	(9,926)	(7,010)
Stock based compensation expense	17	10	20
Increase in deferred tax asset	(442)	(127)	(1,415)
Other, net	769	732	1,942
Net cash (used) provided by operating activities	$(1,806)	$(712)	$1,191
Cash flows from investing activities:
Investment in subsidiary	$2,500	$5,750	$400
Net cash provided by investing activities	$2,500	$5,750	$400
Cash flows from financing activities:
Cash dividends paid - common stock	$(1,097)	$(1,058)	$(1,017)
Purchase of treasury stock	(623)	(33)	0
Net cash used in financing activities	$(1,720)	$(1,091)	$(1,017)
Net (decrease) increase in cash and due from banks	(1,026)	3,947	574
Cash and due from banks at beginning of year	4,971	1,024	450
Cash and due from banks at end of year	$3,945	$4,971	$1,024